MONEY MARKET FUND
------------------------------------
ANNUAL REPORT

November 30, 1998
--------------------------------

WHERE LEADING MONEY MANAGERS CONVERGE

                           MANAGERS MONEY MARKET FUND

                                 ANNUAL REPORT

                               November 30, 1998

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
President's Message.....................................................    1
The Managers Funds Performance..........................................    4
      COMPLETE PERFORMANCE TABLE FOR ALL OF THE MANAGERS FUNDS AS OF
      December 31, 1998
Managers Money Market Fund
     Statement of Assets and Liabilities................................    5
        FUND'S BALANCE SHEET AND NET ASSET VALUE (NAV) PER SHARE
        COMPUTATION
     Statement of Operations............................................    5
        DETAIL OF SOURCES OF INCOME AND FUND LEVEL EXPENSES
     Statement of Changes in Net Assets.................................    6
        DETAIL OF CHANGES IN FUND ASSETS AND DISTRIBUTIONS TO SHAREHOLDERS
        FOR THE LAST TWO PERIODS
     Financial Highlights...............................................    7
        HISTORICAL NET ASSET VALUES, DISTRIBUTIONS, TOTAL RETURNS, EXPENSE
        RATIOS AND NET ASSETS
     Notes to Financial Statements......................................    8
        ACCOUNTING AND DISTRIBUTION POLICIES, DETAILS OF AGREEMENTS AND
        TRANSACTIONS WITH FUND MANAGEMENT AND DESCRIPTION OF CERTAIN
        INVESTMENT RISKS
     Report of Independent Accountants..................................   10
The Prime Money Market Portfolio (The commingled investment pool which holds all investable assets of the Fund)
     Schedule of Investments............................................   12
        DETAILED PORTFOLIO LISTINGS BY SECURITY TYPE, AS VALUED AT
        November 30, 1998, OF WHICH MANAGERS MONEY MARKET FUND OWNS A
        PRO RATA SHARE
     Statement of Assets and Liabilities................................   16
        PORTFOLIO'S BALANCE SHEET
     Statement of Operations............................................   16
        DETAIL OF THE PORTFOLIO'S SOURCES OF INCOME, EXPENSES, AND REALIZED
        GAINS (LOSSES) DURING THE PERIOD
     Statement of Changes in Net Assets.................................   17
        DETAIL OF CHANGES IN THE PORTFOLIO'S ASSETS DURING THE PAST TWO
        PERIODS
     Supplementary Data.................................................   17
        HISTORICAL RATIOS OF THE PORTFOLIO'S EXPENSES, NET INVESTMENT
        INCOME AND IMPACT OF EXPENSE REIMBURSEMENTS ON THE EXPENSE RATIOS
     Notes to Financial Statements......................................   18
        THE PORTFOLIO'S ACCOUNTING POLICIES AND DETAILS OF AGREEMENTS AND
        TRANSACTIONS WITH PORTFOLIO MANAGEMENT
     Report of Independent Accountants..................................   21

    INVESTMENTS IN MANAGERS MONEY MARKET FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

PRESIDENT'S MESSAGE
-----------------------------------------------


DEAR FELLOW SHAREHOLDER:

 The past year will be remembered as one of the most tumultuous years for financial assets in recent history. While the U.S. economy grew steadily throughout the year and inflation remained very moderate, several important events sent financial markets throughout the world on a roller-coaster of valuation. Within that environment, Managers Money Market Fund achieved its goal of maintaining a stable net asset value while providing a competitive yield in excess of inflation. The Fund began its 1998 fiscal year with a 30-day annualized yield of 5.12% and finished with a 30-day annualized yield of 5.09%.

 Early in the year, despite continued uncertainty about the health of many emerging economies, U.S. equity and fixed-income markets rose as continued growth in gross domestic product (GDP) and the reality of low inflation encouraged investors and consumers. Consumer spending continued to rise along with personal income, while unemployment reached post-WWII lows. As might be expected, consumer confidence estimates reached all-time highs.

 During the summer, however, the continuing problems in foreign economies threw a wrench into the works. A 7.7% drop in exports confirmed that the economic crises in the Far East was having an impact on the U.S. economy, and raised the possibility that the emerging markets could drag relatively healthy developed markets, including the U.S., into recession. The Malaysian government instituted capital controls over its currency, effectively eliminating further foreign investment. In mid-August, Russia devalued its currency by one third and defaulted on much of its debt to foreign creditors. Long Term Capital Management (LTCM), a hedge fund consisting of some of the "smartest money" on Wall Street, had to be bailed out by a consortium of large investment banking institutions after LTCM's funds lost nearly 90 percent of their value. These events set off a vicious cycle that led to sharp declines of almost all of the world's financial markets. In addition, U.S. manufacturing activity and construction spending leveled off and U.S. job growth grew at a slower than expected pace in September. Again, not surprisingly, consumer confidence fell for three straight months into September. From their peak in mid-July most foreign and domestic stock indices fell 20% or more by the end of August. Liquidity in the credit markets dwindled as dealers and

-----------------------------------------------
investors attempted to reduce their risk exposure at all costs, sending corporate bond and all lower credit quality debt prices lower. The beneficiaries were U.S. Treasury securities along with a few other countries' government debt which rose dramatically in price during the period.

 In reaction to these events and the market weakness, the Federal Reserve Board reduced the Federal Funds Rate by one-quarter percentage point on September 29th, and followed that with a surprise reduction in mid-October. In explaining his decision, Fed Chairman Greenspan told the Senate Budget Committee that "deteriorating foreign economies and their spillover to domestic markets have increased the possibility that the slowdown in the growth of the American economy will be more than sufficient to hold inflation in check." Several foreign central banks augmented the Fed's move by reducing their own rates.

 The global equity markets celebrated the rate reductions along with some encouraging cororate earnings news by surging to one of their best quarterly performances ever. Before the end of the calendar year, the broad large and medium capitalization indices were hitting all time highs.

 Because inflation has remained extremely moderate, and there is no hard evidence to indicate any acceleration going forward, interest rates have fallen over the past year. While short-term interest rates have dropped moderately, which obviously has an effect on the portfolio of this fund, long-term interest rates have fallen even more. As of the Fund's fiscal year end (November 30, 1998) the yield for 30-year U.S. Treasury bonds was 5.07%, which was less than the yield for short-term treasury securities at the beginning of the year.

 While low, declining interest rates are very good for the economy, it has been a challenging environment in which to maintain a stable yield in a short-term investment portfolio. Given this Fund's primary goal of protecting capital while seeking a competitive yield in excess of inflation, we believe that the Fund's portfolio management team led by Robert Johnson at J.P. Morgan has done an excellent job. During the one-year period ending November 30, 1998, the yield on short-term Treasury securities has fallen approximately 75 basis points (0.75%) to an annualized yield in the range of 4.5%. Meanwhile, over the same period, Managers Money Market Fund has provided a yield which essentially remained stable between 5.0% and 5.3%. As of November 30, 1998 the 30-day average annualized yield for the Fund was 5.09%. For comparison, the 30-day average yield for the IBC All Taxable Money Fund Average (an index compiled by IBC Financial Data Corp. which serves as an appropriate benchmark for the Fund) for the same period was 4.63%.

 Changes in the portfolio's maturity positioning along with the manager's changes in asset mix were beneficial to the overall performance

-----------------------------------------------
during the year. The average maturity was typically managed to within 45 to 55 days throughout the first half of the year. However, during January and February, the maturity was managed down to a low of 30 days in anticipation of a rise in rates, after which the manager quickly added longer-term securities to take advantage of the rise andbring the average maturity back to the 50-day range. Again toward the end of May, the portfolio manager was taking the maturity down in order to provide more liquidity for buying opportunities during June. Throughout the second half of the year the average maturity was typically managed between 50 and 60 days except for a brief low of 43 days in early November. Particular emphasis was placed upon laddering the maturities in the belief that as the yield curve steepens, the steadily maturing securities will provide liquidity to purchase higher yielding securities. At the end of the period, the average maturity for the portfolio was 57 days which was slightly shorter than the IBC All Taxable Money Fund Average Maturity of 60 days.

 Recently the portfolio manager has been adding to the holdings in floating rate notes and asset-backed commercial paper while almost eliminating holdings in time deposits. Foreign holdings have been reduced substantially throughout the year.

 The accompanying chart provides a breakdown of the portfolio as of November 30, 1998.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION
Floating Rate Notes           45%
Commercial Paper              36%
Certificates of
Deposit                       15%
Time Deposits                  2%
Other                          2%

  For the twelve months ended November 30, 1998, the Fund provided a total return of 5.30%. During the same period, the IBC All Taxable Money Fund Average returned 5.23%. The annual rate of inflation during the period was 1.5%, as measured by the Consumer Price Index. The average seven-day simple yield for the IBC All Taxable Money Fund Average was 4.53% on December 31, 1998, and the seven-day compound yield was 4.63%. The simple and compound yields for the Managers Money Market Fund for the same period were 4.79%, and 4.91%, respectively.

  As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879.

  We thank you for your continued investment in The Managers Funds.

  Sincerely,

  Robert P. Watson
  President

                                     (LOGO)

THE MANAGERS FUNDS PERFORMANCE (UNAUDITED)

All periods ending December 31, 1998
----------------------------------------------------------------------

                                     AVERAGE ANNUAL TOTAL RETURNS*
                      ----------------------------------------------------------
                                                     SINCE INCEPTION MORNINGSTAR
                    1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION  DATE   RATING**
                    ------ ------  -------  -------  -------- -------  ------
Equity Funds:

Income
 Equity Fund        11.77%  18.49%  17.68%   14.43%  15.22%   Oct. '84   ###

Capital
 Appreciation Fund  57.41%  26.34%  21.51%   18.36%  17.77%   Jun. '84   ####

Special Equity Fund  0.18%  15.87%  15.35%   16.64%  15.79%   Jun. '84   ###

International
 Equity Fund        14.54%  12.70%  11.16%   11.62%  14.05%   Dec. '85   ####

Emerging Markets
 Equity Fund          --      --      --       --   (22.60)%  Feb. '98   N/A

Income Funds:

Short & Intermediate
 Bond Fund           5.36%    5.13%  4.23%    7.13%   8.15%   Jun. '84   ###

Intermediate
 Mortgage Fund       6.08%    5.84%  0.83%    6.72%   7.12%   May '86     #

Bond Fund            3.34%    6.19%  7.77%    9.75%  10.73%   Jun. '84   ###

Global Bond Fund    19.27%    7.64%   --       --     8.24%   Mar. '94   ##

Money Market Fund    5.25%    5.36%  4.94%    5.19%   5.83%   Jun. '84   N/A

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICE WILL FLUCTUATE. THE REDEMPTION PRICE OF A MUTUAL FUND MAY BE MORE OR LESS THAN THE PURCHASE PRICE. FOR ADDITIONAL OR MORE RECENT INFORMATION ON ANY OF THE MANAGERS FUNDS, PLEASE CALL (800) 835-3879, OR YOUR INVESTMENT ADVISER. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

 * Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

** Morningstar proprietary ratings reflect risk-adjusted performance through 12/31/98 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated against 2,821, 1,721 and 751 equity funds, the International Equity Fund was rated against 872, 417 and 124 international equity funds, and each of the Income Funds was rated against 1,499, 988 and 378 taxable fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

MANAGERS MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1998
----------------------------------------------------------------------

ASSETS:
 Investment in The Prime Money Market Portfolio ("Portfolio")      $45,330,000
   Prepaid expenses                                                     14,578
                                                                    -----------
     Total assets                                                   45,344,578
                                                                    -----------
 LIABILITIES:
   Dividends payable to shareholders                                    40,306
   Administration fee payable                                            1,731
   Other accrued expenses                                               20,924
                                                                     -----------
     Total liabilities                                                  62,961
                                                                     -----------
 NET ASSETS                                                        $45,281,617
                                                                    -----------
                                                                    -----------
   Shares outstanding                                               45,281,617
                                                                    -----------
                                                                    -----------
   Net asset value, offering and redemption price per share             $1.00
                                                                         ----
                                                                         ----
 NET ASSETS REPRESENT:
   Paid-in capital                                                 $45,281,617
                                                                   -----------
                                                                   -----------

----------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended November 30, 1998
----------------------------------------------------------------------

INVESTMENT INCOME FROM PORTFOLIO:
  Interest income                                                   $2,076,637
EXPENSES:
  Administration fees                                   $  91,547
  Transfer agent fees                                      41,814
  Registration fees                                        26,932
  Audit fees                                                9,552
  Reports to Shareholders                                   9,474
  Accounting fees                                           6,000
  Legal fees                                                1,563
  Trustees' fees                                              587
  Miscellaneous expenses                                    6,454
  Allocated Portfolio expenses                             61,427
                                                         --------
     Total expenses                                       255,350
   Less: Waiver of administration fees                    (73,238)
                                                         --------
     Net expenses                                                      182,112
                                                                      --------
 NET INVESTMENT INCOME                                              $1,894,525
                                                                      --------
                                                                      --------

   The accompanying notes are an integral part of these financial statements.

MANAGERS MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                               FOR THE            FOR THE
                                             YEAR ENDED         YEAR ENDED
                                          NOVEMBER 30, 1998  NOVEMBER 30, 1997
                                          ----------------   -------------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income                    $  1,894,525          $ 2,150,158
                                          ---------------      ---------------
 DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                 (1,894,525)          (2,150,158)
                                           ----------------    ---------------
 FROM CAPITAL SHARE TRANSACTIONS
   (AT A CONSTANT $1.00 PER SHARE)
   Proceeds from sale of shares              601,974,751          317,466,320
   Net asset value of shares issued in
    connection with reinvestment of
    dividends                                  1,674,537            1,762,742
   Cost of shares repurchased               (594,911,842)        (318,775,835)
                                           ----------------     --------------
   Net increase (decrease) from capital
    share transactions                         8,737,446              453,227
                                           ----------------     --------------
 Total increase (decrease) in net assets       8,737,446              453,227
                                           ----------------     --------------
 NET ASSETS:
   Beginning of period                        36,544,171           36,090,944
                                           ----------------     --------------
   End of period                             $45,281,617          $36,544,171
                                           ----------------     --------------
                                           ----------------     --------------

   The accompanying notes are an integral part of these financial statements.

MANAGERS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each period
----------------------------------------------------------------------

                                             ELEVEN MONTHS      YEAR ENDED
                  YEAR ENDED NOVEMBER 30,        ENDED         DECEMBER 31,
                 -------------------------    NOVEMBER 30,    ----------------
                   1998    1997     1996         1995          1994       1993
                 -------  -------   ------   -------------    -------   --------

NET ASSET VALUE,
 BEGINNING
 OF PERIOD       $1.000   $1.000    $1.000      $1.000       $1.000     $1.000
                -------   -------   ------    -----------   -------    -------
INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
  income         0.052     0.052     0.054       0.044        0.035      0.022

LESS DISTRIBUTIONS
 TO SHAREHOLDERS
 FROM:
  Net investment
  income        (0.052)   (0.052)   (0.054)     (0.044)      (0.035)   (0.022)
                -------   -------   -------     -------      -------   -------
NET ASSET VALUE,
 END OF PERIOD  $1.000    $1.000    $1.000      $1.000       $1.000     $1.000
                -------   -------   -------     -------      -------   -------
                -------   -------   -------     -------      -------   -------
-------------------------------------------------------------------------------
Total
 Return (c)      5.30%     5.35%     5.53%      4.51%(b)      3.61%      2.48%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ratio of net
 expenses to average
 net assets      0.50%     0.40%     0.12%      1.13%(b)      0.73%      0.74%
Ratio of net investment
 income to average
 net assets      5.17%     5.22%     5.35%      4.85%(b)      3.84%      2.48%
Net assets at end
 of period (000's
 omitted)      $45,282   $36,544    $36,091     $11,072     $17,269     $7,368
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Expense Waiver/Reimbursement (a)
  Ratio of total
  expenses to average
  net assets     0.70%     0.74%     0.75%      1.18%(b)      1.03%      0.99%
  Ratio of net investment
  income
  to average net
  assets         4.97%     4.88%     4.71%      4.80%(b)      3.54%      2.23%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 (a) Ratio information assuming no waiver or reimbursement of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable. (See Note 2).
 (b)  Annualized.
 (c) The total returns would have been lower had certain expenses not been reduced during the periods shown.
 ------------------------------------------------------------------------------

MANAGERS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1998
----------------------------------------------------------------------

Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the "Trust"), a no-load, diversified, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 10 investment series (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment included in the statement of assets and liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (0.58% at November 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  (B) SECURITY TRANSACTIONS

The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

  (C) INVESTMENT INCOME
    AND EXPENSES

All the net investment income, and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each

MANAGERS MONEY MARKET FUND

NOVEMBER 30, 1998
---------------------------------------------------------------------------

fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital .

  (E) FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

  (F) CAPITAL STOCK

The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, L.P. serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

As amended on December 1, 1995, the Trustees approved a fee for these services, payable to the Administrator, of 0.25% of the Fund's average net assets per annum, 0.20% of which has been voluntarily waived for the fiscal year ended November 30, 1998. (Effective December 1, 1998, the voluntary waiver was reduced to 0.15%).

MANAGERS MONEY MARKET FUND

November 30, 1998
-----------------------------------------------------------------------------
This waiver and expense reimbursement may be modified or terminated at any time at the sole discretion of the Administrator.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees.

------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------

To the Trustees of The Managers Funds and the Shareholders of Managers Money Market Fund

 In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Money Market Fund (the "Fund") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended November 30, 1995, and for each of the two years in the period ended
December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the resonsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 19, 1999

----------------------------------------------------------------------------

SUPPLEMENTARY DATA (UNAUDITED)

PROXY RESULT INFORMATION
----------------------------------------------------------------------------
At the Joint Special Meeting of Shareholders held on June 25, 1998,the following votes were recorded by ChaseMellon Shareholder Services in their capacity as proxy tabulator for the Fund. The proposals are explained in further detail in the proxy statement dated May 14, 1998:

                                  PROPOSAL 1       PROPOSAL 2     PROPOSAL 3
                                  ----------       ----------     ----------
Shares For                        17,661,102       17,278,944     16,531,533
Shares Against                       451,842          124,633        595,701
Shares Abstained                           0          709,467        985,819

                                  PROPOSAL 4      PROPOSAL 5     PROPOSAL 6
                                  ----------      ----------     ----------
Shares For                        16,761,286         N/A          17,269,415
Shares Against                       387,465         N/A              27,110
Shares Abstained                     942,322         N/A             572,333

PURSUANT TO ARTICLE III, SECTION 1 OF EACH FUND'S BY-LAWS AND THE 1940 ACT, SUCH VOTES REPRESENTS A QUORUM AND AN AFFIRMATIVE VOTE FOR EACH PROPOSAL BY THE FUND.

THE PRIME MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 1998
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                 YIELD TO
    (IN                                                  MATURITY/
THOUSANDS)     SECURITY DESCRIPTION    MATURITY DATES      RATE        VALUE
-----------  ------------------------  --------------   ---------    ---------
CERTIFICATES OF DEPOSIT -- DOMESTIC (2.5%)
$  150,000    Dresdner Bank..................  11/09/99   4.950% $ 101,583,955
    45,000    Nationsbank Corp........12/22/98-12/28/98   5.830     49,999,058
                                                                  --------------
              TOTAL CERTIFICATES OF DEPOSIT --
               DOMESTIC...............................             194,943,688
                                                                  ------------
CERTIFICATES OF DEPOSIT -- FOREIGN (12.0%)
   150,000    Abbey National PLC....06/11/99-07/27/99 5.650-5.720  149,948,475
    14,000    Bank of New York................03/26/99     5.640    13,997,463
    60,000    Bank of Nova Scotia.............06/07/99     5.142    59,975,719
   207,500    Bayerische Landesbank.02/02/99-07/22/99 5.600-5.720  207,448,771
   100,000    Canadian Imperial Bank..........04/01/99     5.750    99,980,955
    25,000    Commerzbank.....................03/05/99     5.670    24,996,915
   150,000    Credit Suisse First Boston......07/20/99     5.710   150,000,000
   165,000    Deutsche Bank...................03/04/99     5.730   164,976,276
    34,400    Rabobank Nederland..............02/03/99     5.620    34,399,598
    25,000    Westpac Banking Corp............03/04/99     5.680    24,997,558
                                                                 ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               FOREIGN................................             680,801,857
                                                                 ---------------
COMMERCIAL PAPER -- DOMESTIC (32.1%)

   150,000    ABB Treasury Centre...12/14/98-02/18/98 5.040-5.340  148,797,583
   206,506    Alpine Securitization
                           Corp.....12/01/98-12/03/98 5.220-5.530  206,472,303
    99,000    Aspen Funding Corp....12/07/98-12/18/98      5.350    98,805,468
    75,000    Associates Corp. of
                  North America.....12/09/98-02/17/99 5.030-5.410   74,667,431
   166,000    Bank Brussels Lambert.12/04/98-12/21/98 5.200-5.300  165,611,328
   369,955    Bavaria Trust.........12/01/98-03/02/99 5.220-5.570  366,256,149
   125,000    CXC Inc...............12/08/98-02/04/99 5.220-5.270  123,739,764
   325,000    Citibank Capital
                      Markets.......02/17/99-03/10/99 5.200-5.350  320,685,792
   213,500    General Electric
                   Capital Corp..............12/16/98       5.410  213,018,735
    15,000    Monsanto Co...........04/15/99-04/20/99       4.950   14,718,125
   200,000    Newport Funding Corp...........03/15/99       5.300  196,937,778
    39,500    Receivables Capital Corp.......02/05/99       5.310   39,115,467
   225,000    Trident Capital
                    Finance.........02/11/99-02/24/99 5.150-5.250  222,315,729
   309,297    Windmill Funding Corp.12/02/98-03/10/99 5.240-5.450  305,966,085
                                                                  --------------
              TOTAL COMMERCIAL PAPER -- DOMESTIC......           2,497,107,737
                                                                  --------------
COMMERCIAL PAPER -- FOREIGN (4.2%)

   125,000    Credit Communal
                    de Belgique.....12/15/98-12/29/98 5.150-5.340  124,692,195
    54,000    Generale Bank..................12/16/98       5.340   53,879,850
    50,000    Royal Bank of Scotland PLC.....12/09/98       5.180   49,942,444
   100,000    Union Bank of Switzerland......04/19/99       4.951   98,088,364
                                                                   -----------
              TOTAL COMMERCIAL PAPER-FOREIGN                       326,602,853
                                                                   -----------

CORPORATE BONDS (0.6%)
    50,000    IBM Credit Corp................08/10/99       5.625   49,967,896
                                                                   -----------

THE PRIME MONEY MARKET PORTFOLIO

November 30, 1998
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                 YIELD TO
    (IN                                                  MATURITY/
THOUSANDS)      SECURITY DESCRIPTION   MATURITY DATES    RATE          VALUE
-----------  -----------------------   --------------    ------      ---------
FLOATING RATE NOTES (45.3%) (V)
$   38,000    American Express Centurion
               Bank, (resents monthly to
               one month LIBOR - 6 basis
               points, due 05/17/99).....  12/07/98(a)   5.222%   $ 38,000,000
    50,000    American Express Centurion
               Bank, (resents monthly to
               one month LIBOR - 6 basis
               points, due 05/10/99).....  12/10/98(a)   5.190      50,000,000
    50,000    American Expres Centurion
               Bank, (resents monthly to
               one month LIBOR - 6 basis
               points, due 06/18/99)....   12/18/98(a)   5.216      50,000,000
    50,000    ABSIT Series 97-E N, (resets
               monthly to Prime rate - 281
               basis points, due
               08/15/99) (144A).........   12/15/98(a)   5.273      50,000,000
   100,000    BankBoston Corp., (resets
               daily to Fed Funds rate
               +5 basis points, due
               04/08/99)................   12/01/98(a)   4.890      99,982,886
    27,500    Bankers Trust, (resets
               daily to Prime rate - 293
               basis points, due
               05/14/99)................   12/01/98(a)   4.820      27,491,726
   235,000    Barclays Bank PLC, (resets
               monthly to one month LIBOR
               - 14 basis points, due
               06/04/99)................   12/04/98(a)   5.135     234,906,142
    75,000    Barclays Bank PLC, (resets
               daily to Prime rate (296
               basis points, due
               08/24/99))...............   12/01/98(a)   4.790      74,961,740
    51,000    CIT Group Inc., (resets
               daily to Prime rate - 280
               basis points, due
               10/22/99)................   12/01/98(a)   4.950      51,004,378
    25,000    CIT Group Inc., (resets
               daily to Prime rate - 282
               basis points, due
               11/02/99.................   12/01/98(a)   5.180      24,990,652
   100,000    Corestates Bank, (resets
               monthly to one month LIBOR
               - 5.5 basis points, due
               05/07/99)................   12/07/98(a)   5.202     100,000,000
    15,000    Corestates Bank, (resets
               monthly to one month LIBOR
               - 5.5 basis points, due
               05/14/99)................   12/14/98(a)   5.005      15,000,000
    50,000    Corestates Bank, (resets
               monthly to one month LIBOR
               - 5.5 basis points, due
               04/20/99)................   12/21/98(a)   5.005      50,000,000
    50,000    Corestates Bank, (resets
               monthly to one month LIBOR
               - 5.5 basis points, due
               04/21/99)................   12/21/98(a)   5.005      50,000,000
    16,000    Ford Motor Credit, (resets
               daily to Fed Fund rate
               +45 basis points, due
               04/19/99)................   12/01/98(a)   5.290      16,020,202
    91,000    General Electric Capital
               Corp., (resets daily to
               Prime rate (289 basis
               points, due 05/04/99))...   12/01/98(a)   4.860      91,000,000


THE PRIME MONEY MARKET PORTFOLIO

November 30, 1998
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                  YIELD TO
    (IN                                                   MATURITY/
THOUSANDS)      SECURITY DESCRIPTION   MATURITY DATES     RATE          VALUE
-----------  ------------------------  ---------------  ------------  ----------
FLOATING RATE NOTES (45.3%) (v) (CONTINUED)
$   43,000    Household Finance Corp.,
               (resets quarterly to three
                month LIBOR - 12 basis
                points, due 06/26/98)....12/30/98(a)      5.192%  $ 42,989,829
   100,000    IBM Corp., (resets quarterly to
               three month LIBOR - 3.5 basis
               points, due 10/22/99).....01/22/99(a)      5.153     99,951,829
   200,000    Key Bank, (resets daily to Prime
               rate - 295 basis points, due
               02/24/99).................12/01/98(a)      4.800    199,968,329
    65,000    Key Bank, (resets daily to Fed funds
               rate +4.5 basis points, due
               04/16/99).................12/01/98(a)      4.800     64,984,197
    48,000    Key Bank, (resets daily to Prime
               rate -291.5 basis points, due
               02/24/99).................12/01/98(a)      4.835     47,991,118
    25,000    Key Bank, (resets daily to Prime
               rate -287 basis points, due
               10/13/99).................12/01/98(a)      4.880     24,997,218
   225,000    LINCS, Series 98-4 Class 1,
               (resets monthly to one month
               LIBOR, due 02/18/99)
               (144A)....................12/18/98(a)      5.060    224,994,229
   225,000    LINCS, Series 98-3 (resets
               monthly to one month LIBOR,
               due 01/29/99).............12/29/98(a)      5.276    225,000,000
   200,000    PNC Bank, N.A., (resets daily
               to Prime rate -290 basis
               points, due 01/19/99).....12/01/98(a)      4.850    199,993,342
   150,000    Pepsico Inc., (resets quarterly
               to three month LIBOR
               - 19 basis points, due
               08/19/99).................02/19/99(a)      5.209    149,878,967
   200,000    RACERS 98-MM-8-5, (resets
               monthly to one month LIBOR
               - 1 basis point, due
               09/02/99)(144A)...........12/02/98(a)      5.240    200,000,000
   220,000    RACERS 98-MM-7-1, (resets
               monthly to one month LIBOR
               - 1 basis point, due
               08/13/99)(144A)...........12/14/98(a)      5.263    220,000,000
   245,000    Societe Generale, (resets
               monthly to one month LIBOR
               -8.5 basis points, due
               (05/26/99)................12/28/98(a)      4.949    244,918,521
   175,000    SPARCS Series 98-5, (resets
               quarterly to 3 month LIBOR
               +22 basis points, due
               (05/24/99)................02/24/99(a)      5.470    174,974,765
    97,480    STEERS Series 97-A-34 (resets
               monthly to one month LIBOR
               +3 basis points, due
               11/15/99).................12/15/98(a)      5.347     97,479,763
   153,053    STEERS Series 97-A-36 (resets
               monthly to one month LIBOR
               +3 basis points, due
               11/15/99).................12/15/98(a)      5.347    153,053,435
    28,000    STEERS Series 98-A-40 (resets
               monthly to one month LIBOR,
               due 01/15/99).............12/15/98(a)      5.347     28,000,000
   100,000    Toyota Motor Credit Corp.,
               (resets quarterly to three
               month LIBOR +4 basis points,
               due, 10/22/99)............01/22/99(a)      5.240    100,000,000
                                                                  ------------
              TOTAL FLOATING RATE NOTES                          3,522,533,268
                                                                  ------------


                                       14


THE PRIME MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 1998
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               YIELD TO
    (IN                                                MATURITY/
THOUSANDS)      SECURITY DESCRIPTION   MATURITY DATES   RATE          VALUE
-----------   ----------------------- ---------------- ---------     --------
TAXABLE MUNICIPALS (1.2%)(V)
$   43,690    Jacksonville Health Facility
               Hospital, (resets weekly, due
               08/15/19).................12/02/98(a)    5.100%   $  43,690,000
    41,145    Sacramento County, (resets
               quarterly to three month
               LIBOR, due 08/15/14)......02/15/99(a)    5.450       41,142,062
     6,200    Wake Forest University, (resets
               weekly, due 07/01/17).....12/02/98(a)    5.260        6,200,000
                                                                   -----------
              TOTAL TAXABLE MUNICIPALS                              91,032,062
                                                                   -----------

TIME DEPOSITS -- DOMESTIC (1.6%)

   124,931    Suntrust Bank Cayman.......12/01/98       4.875      124,931,000
                                                                   -----------

              TOTAL INVESTMENTS AT AMORTIZED
                   COST AND VALUE (99.5%)...................     7,737,840,234
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)..        42,383,672
                                                                 -------------
              NET ASSETS (100.0%)...........................   $ 7,780,223,906
                                                                 -------------
                                                                 -------------

-----------------------------------
(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

LIBOR -- London Interbank Offered Rate

THE PRIME MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1998
----------------------------------------------------------------------

 ASSETS
   Investments at amortized cost and value                      $7,737,840,234
   Cash                                                                 19,472
   Interest receivable                                              43,479,692
   Prepaid trustees' fees                                                5,898
   Prepaid expenses and other assets                                    46,829
                                                                --------------
     Total assets                                                7,781,392,125
                                                                --------------
 LIABILITIES
   Advisory fee payable                                                715,332
   Custody fee payable                                                 209,379
   Administrative services fee payable                                 175,676
   Fund services fee payable                                             8,420
   Administration fee payable                                            6,754
   Accrued expenses                                                     52,658
                                                                --------------
     Total liabilities                                               1,168,219
                                                                --------------
 NET ASSETS
   Applicable to investors' beneficial interests                $7,780,223,906
                                                                --------------
                                                                --------------

----------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the fiscal year ended November 30, 1998
----------------------------------------------------------------------

 INVESTMENT INCOME
   Interest income                                                $350,050,856
 EXPENSES
   Advisory fee                                    $  7,199,733
   Administrative services fee                        1,788,454
   Custodian fees and expenses                          825,693
   Fund services fee                                    173,032
   Professional fees and expenses                       137,361
   Administration fee                                   115,137
   Trustees' fees and expenses                           74,479
   Miscellaneous                                         37,576
                                                      ---------
     Total expenses                                                 10,351,465
                                                                   -----------
 NET INVESTMENT INCOME                                             339,699,391
 NET REALIZED LOSS ON INVESTMENTS                                     (55,967)
                                                                   -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $339,643,424
                                                                   -----------
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------


                                          FOR THE FISCAL       FOR THE FISCAL
                                             YEAR ENDED           YEAR ENDED
                                         NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                         -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                  $     339,699,391   $     220,786,337
  Net realized loss on investments                (55,967)           (105,748)
                                         -----------------   -----------------
    Net increase in net assets resulting from
     operations                                339,643,424         220,680,589
                                         -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                             48,705,487,837      22,011,079,297
  Withdrawals                              (45,584,553,162)    (21,760,363,996)
                                         -----------------   -----------------
    Net increase from investors'
      transactions                           3,120,934,675         250,715,301
                                         -----------------   -----------------
    Total increase in net assets             3,460,578,099         471,395,890
NET ASSETS
  Beginning of fiscal period                 4,319,645,807       3,848,249,917
                                         -----------------   -----------------
  End of fiscal period                   $   7,780,223,906   $   4,319,645,807
                                         -----------------   -----------------
                                         -----------------   -----------------

----------------------------------------------------------------------

SUPPLEMENTARY DATA
----------------------------------------------------------------------

                                   FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                  -------------------------------------------
                                  1998      1997      1996       1995     1994
                                 -------   -------   --------    -----    ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                        0.17%     0.18%     0.19%      0.19%   0.20%
  Net investment income           5.48%     5.43%     5.29%      5.77%   3.90%
  Expenses without reimbursement  0.17%     0.18%     0.19%      0.19%   0.20%


   The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

November 30, 1998
----------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The Portfolio's investment objective is to maximize current income while maintaining a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

  a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It

THE PRIME MONEY MARKET PORTFOLIO

November 30, 1998
----------------------------------------------------------------------

is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

 a) Prior to October 1, 1998, the portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan") a wholly owned subsudiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998 the portfolio's investment advisor is J.P. Morgan Investmetn Management Inc., ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the fiscal year ended November 30, 1998, such fees amounted to $7,199,733.

  b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1998, the fee for these services amounted to $115,137.

  c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in

THE PRIME MONEY MARKET PORTFOLIO

November 30, 1998
-----------------------------------------------------------------------------
excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1998, the fee for these services amounted to $1,788,454.

  d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $173,032 for the fiscal year ended November 30, 1998.

  e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $36,300.

REPORT OF INDEPENDENT ACCOUNTANTS

-----------------------------------------------------------------------------

To the Trustees adn Investors of The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "portfolio") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of materal misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, adn evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
January 19, 1999

                                     (LOGO)

                     WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts
 02171

LEGAL COUNSEL

Swidler Berlin Shereff
 Friedman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT

Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
----------------
INCOME EQUITY FUND
  Scudder Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
  Co., LLC
  Roxbury Capital Management, LLC

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY
  FUND
  Scudder Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS
  EQUITY FUND
  King Street Advisors, Limited

INCOME FUNDS:
------------------------

MONEY MARKET FUND
  J.P. Morgan

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

INTERMEDIATE MORTGAGE FUND
  Jennison Associates Capital Corp.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners